Events after the Reporting Period (Details) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions		1 Months Ended							12 Months Ended
	Apr. 26, 2023 $ / shares	May 31, 2023 USD ($) shares	Mar. 31, 2023 MXN ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 MXN ($) $ / EquityInstruments	Apr. 30, 2022 $ / shares	Apr. 30, 2021 USD ($)	Apr. 30, 2021 $ / shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Events after the reporting period
Dividend per share ordinary participation certificate | $ / EquityInstruments					0.35
Repayment of debt									$ 610,403	$ 242,489		$ 492,489
Repurchased | shares		8,294.7
Shares repurchased		$ 70.9					$ 44.2		$ 629,326			$ 195,597
Series A, B, D and L Shares
Events after the reporting period
Dividend per share | $ / shares	$ 0.002991452991					$ 0.002991452991		$ 0.002991452991
CPOs
Events after the reporting period
Dividend per share | $ / shares	$ 0.35					$ 0.35		$ 0.35
Shares repurchased											$ 28.7
Mexican Bank
Events after the reporting period
Revolving credit facility			$ 600,000		$ 1,000,000
Repayment of debt			1,000,000
Repayment of current borrowings			600,000
Interest payable			$ 400,000
Interest rate			0.85%
Settlement Of A Class Action Lawsuit [Member] | Class Action Lawsuit [Member]
Events after the reporting period
Proceeds from insurance contracts for provision settlement			$ 1,325,600	$ 73.5